Rule 497(e)
Registration Nos. 333-174332 and 811-22559

First Trust EXCHANGE-TRADED FUND IV

(the “Trust”)

First Trust Intermediate Duration Investment Grade Corporate ETF

(the “Fund”)

Supplement To the Fund’s Prospectus and Statement of Additional Information

November 20, 2024

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, Sebastian Dassouli no longer serves as a portfolio manager of the Fund.

Please Keep this Supplement with your Prospectus and

Statement of Additional Information for Future Reference